Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Revenue (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Impact on revenues	€ 154
SecureData [member]
Disclosure of detailed information about business combination [line items]
Impact on revenues	€ 47